Schedule of Derivate Assets (Details) - Cp BF Convertible Notes [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Balance at December 31, 2024	$ 9,000	$ 63,000
Change in fair value	(43,000)	(54,000)
Balance at December 31, 2025	$ (34,000)	$ 9,000